DERIVATIVES AND HEDGING ACTIVITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Designated as hedging instruments [Member]
Derivatives and hedging activities [Line Items]
Notional amount	$ 3,988	$ 6,574
Designated as hedging instruments [Member] | Cash flow hedging [Member]
Derivatives and hedging activities [Line Items]
Fair value of derivative assets	30	0
Not designated as hedging instruments [Member]
Derivatives and hedging activities [Line Items]
Fair value of derivative assets	$ 57
Fair value of derivative liabilities		$ 196